Document and Entity Information	Jun. 14, 2018
Prospectus:
Document Type	497
Document Period End Date	Jun. 14, 2018
Registrant Name	LORD ABBETT SECURITIES TRUST
Entity Central Index Key	0000898031
Amendment Flag	false
Document Creation Date	Jun. 14, 2018
Document Effective Date	Jun. 14, 2018
Prospectus Date	Mar. 01, 2018